Long-term loans (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Total long-term loans - current portion	$ 0	$ 202,405
Total long-term loans - non-current portion	1,809,780	2,177,592
Zhejiang Mintai Commercial Bank (Hangzhou Branch).
Total long-term loans - current portion	0	39,276
WeBank Co., Ltd [Member]
Total long-term loans - current portion	0	16,833
Xinmao Group Company Limited [Member]
Total long-term loans - non-current portion	1,809,780	2,177,592
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	$ 0	$ 146,296